Net finance costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Finance Costs

	2017 £m	2016 £m	2015 £m
Interest on short-term bank loans, overdrafts and commercial paper	(10)	(15)	(11)
Interest on term debt	(152)	(160)	(141)
Total borrowing costs	(162)	(175)	(152)
Losses on loans and derivatives not designated as hedges	(9)	(14)	(3)
Fair value losses on designated fair value hedge relationships	–	–	(1)
Net financing charge on defined benefit pension schemes	(15)	(14)	(21)
Finance costs	(186)	(203)	(177)
Interest on bank deposits	3	6	3
Fair value gains on designated fair value hedge relationships	1	–	–
Gains on loans and derivatives not designated as hedges	–	2	–
Finance income	4	8	3
Net finance costs	(182)	(195)	(174)